FIDELITY NEW JERSEY TAX-FREE MONEY MARKET PORTFOLIO
A FUND OF FIDELITY COURT STREET TRUST II
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 19, 1996


   ON DECEMBER 14, 1995, THE BOARD OF TRUSTEES APPROVED A CHANGE IN THE FUND'S NAME FROM FIDELITY NEW JERSEY TAX-FREE MONEY MARKET PORTFOLIO TO FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND.

SUPPLEMENT TO THE
FIDELITY NEW JERSEY
TAX-FREE MONEY
MARKET PORTFOLIO
PROSPECTUS
DATED JANUARY 19, 1996
   ON DECEMBER 14, 1995, THE
BOARD OF TRUSTEES
APPROVED A CHANGE IN THE
FUND'S NAME FROM FIDELITY
NEW JERSEY TAX-FREE
MONEY MARKET PORTFOLIO TO
FIDELITY NEW JERSEY
MUNICIPAL MONEY MARKET
FUND.
The following replaces the
similar information found in
the "Investment Principles
and Risks" section on page
8.
If you are subject to the
federal alternative minimum
tax,    you should note that the
fund may invest all of its
assets in municipal securities
issued to finance private
activities.      The interest from
these investments is a
tax-preference item for
purposes of the tax.
The following replaces the
similar information found in
the "Taxes" section on page
20.
The interest from some
municipal securities is
subject to the federal
alternative minimum tax.
   The fund may invest up to
100% of its assets in these
securities.      Individuals who
are subject to the tax must
report this interest on their
tax returns.


SUPPLEMENT TO THE
FIDELITY NEW JERSEY
TAX-FREE MONEY
MARKET PORTFOLIO
PROSPECTUS
DATED JANUARY 19, 1996
   ON DECEMBER 14, 1995, THE
BOARD OF TRUSTEES
APPROVED A CHANGE IN THE
FUND'S NAME FROM FIDELITY
NEW JERSEY TAX-FREE
MONEY MARKET PORTFOLIO TO
FIDELITY NEW JERSEY
MUNICIPAL MONEY MARKET
FUND.
The following replaces the
similar information found in
the "Investment Principles
and Risks" section on page
8.
If you are subject to the
federal alternative minimum
tax,    you should note that the
fund may invest all of its
assets in municipal securities
issued to finance private
activities.      The interest from
these investments is a
tax-preference item for
purposes of the tax.
The following replaces the
similar information found in
the "Taxes" section on page
20.
The interest from some
municipal securities is
subject to the federal
alternative minimum tax.
   The fund may invest up to
100% of its assets in these
securities.      Individuals who
are subject to the tax must
report this interest on their
tax returns.


NJS-96-1 January 19, 1996
NJS-96-1 January 19, 1996